CAPITAL STOCK (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Notes to Financial Statements
Number of shares, Outstanding Beginning	5,262,338	0	720,000
Number of shares granted	3,609,822	720,000	4,542,338
Number of shares exercised	0	0	0
Number of shares forfeited or cancelled	0	0	0
Number of shares expired	0	0	0
Number of shares Outstanding ending	8,872,160	720,000	5,262,338
Number of shares exercisable	8,872,160	720,000	5,262,338
Weighted Average Exercise Price Outstanding Beginning	$ 2.43	$ 0.00	$ 2.50
Weighted Average Exercise Price granted	1.95	2.5	2.42
Weighted Average Exercise Price exercised	0.00	0.00	0.00
Weighted Average Exercise Price forfeited or cancelled	0.00	0.00	0.00
Weighted Average Exercise Price expired	0.00	0.00	0.00
Weighted Average Exercise Price Outstanding ending	2.23	2.50	2.43
Weighted Average Exercise Price exercisable	$ 2.23	$ 2.50	$ 2.43
Weighted Average Life Remaining (Years) Outstnding Beginning	1 year 9 months 7 days		1 year 11 months 12 days
Weighted Average Life Remaining (Years), granted	5 years 1 month 16 days	1 year 11 months 12 days	1 year 10 months 25 days
Weighted Average Life Remaining (Years) Outstnding ending	2 years 11 months 19 days	1 year 11 months 12 days	1 year 9 months 7 days
Weighted Average Life Remaining (Years), exercisable	2 years 11 months 19 days	1 year 11 months 12 days	1 year 9 months 7 days